CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss) for the year	R$ 2,326,382	R$ (338,667)	R$ (2,885,929)
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	1,891,814	2,092,551	2,535,955
Impairment of Assets		1,114,807	2,917,911
Equity method investees	(10,141)	34,597	12,771
Exchange variation, net	322,621	4,057	(851,635)
(Gains) Losses on financial instruments, net	(32,092)	9,441	38,930
Post-employment benefits	189,603	192,724	229,767
Stock based compensation	41,186	35,576	46,683
Income tax	(168,951)	295,391	304,314
Gains on disposal of property, plant and equipment	(41,109)	(69,510)	(43,340)
Results in operations with subsidiaries	414,507	721,682	58,223
Impairment loss on trade receivables	9,914	18,342	68,781
Provision for tax, labor and civil claims	(56,409)	(110,281)	347,882
Reversal of contingent liabilities, net		(929,711)
Interest income on short-term investments	(49,745)	(75,387)	(107,980)
Interest expense on loans	1,177,686	1,323,448	1,540,797
Reversal of monetary update of contingent liabilities, net		(369,819)
Interest on loans with related parties	(545)	(95)	2,457
Provision (Reversal) for net realisable value adjustment in inventory	8,228	(20,195)	(31,492)
Cash flows from operations before changes in working capital	6,022,949	3,928,951	4,184,095
Changes in assets and liabilities
Decrease (Increase) in trade accounts receivable	71,631	(54,690)	64,805
(Increase) Decrease in inventories	(2,427,473)	(1,269,455)	794,591
Increase in trade accounts payable	900,388	800,164	110,466
Increase in other receivables	(118,988)	(371,745)	(275,938)
Decrease in other payables	(1,160,626)	(56,909)	(287,487)
Dividends from joint ventures	55,357	40,644	124,495
Purchases of trading securities	(1,512,123)	(2,390,104)	(880,436)
Proceeds from maturities and sales of trading securities	1,629,595	2,905,411	1,089,972
Cash provided by operating activities	3,460,710	3,532,267	4,924,563
Interest paid on loans and financing	(1,162,364)	(1,330,116)	(1,240,165)
Income and social contributions taxes paid	(298,663)	(126,023)	(168,032)
Net cash provided by operating activities	1,999,683	2,076,128	3,516,366
Cash flows from investing activities
Purchases of property, plant and equipment	(1,194,934)	(873,329)	(1,323,891)
Proceeds from sales of property, plant and equipment, investments and other intangibles	4,021,251	554,457	308,694
Purchases of other intangibles	(67,388)	(37,939)	(54,044)
Advance for future investment in joint venture	(375,456)
Capital increase in joint venture		(178,670)
Net cash provided (used) in investing activities	2,383,473	(535,481)	(1,069,241)
Cash flows from financing activities
Purchase of treasury shares	(243,396)		(95,343)
Dividends and interest on capital paid	(599,099)	(86,386)	(85,962)
Proceeds from loans and financing	2,560,789	3,265,860	2,455,371
Repayment of loans and financing	(6,000,433)	(7,241,401)	(4,605,406)
Intercompany loans, net	25,755	5,797	(6,492)
Net cash used in financing activities	(4,256,384)	(4,056,130)	(2,337,832)
Exchange variation on cash and cash equivalents	208,034	7,438	(693,990)
Increase (Decrease) in cash and cash equivalents	334,806	(2,508,045)	(584,697)
Cash and cash equivalents at beginning of year	2,555,338	5,063,383	5,648,080
Cash and cash equivalents at end of year	R$ 2,890,144	R$ 2,555,338	R$ 5,063,383